Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Voyage and vessel	$ 10,692	$ 8,750
Corporate accruals	528	130
Interest	3,999	4,078
Payroll and benefits to related parties	5,850	4,924
Total	$ 21,069	$ 17,882